INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Income Tax Expense (Benefit) Related To Earnings (Loss) From Operations

The income tax expense (benefit) related to earnings (loss) from operations consisted of the following:

(In thousands)	2012	2011	2010
Current:
Federal	$(13,819)	$(59,504)	$(28,278)
State	902	(3,625)	1,408
Foreign	13,795	15,023	849
Deferred :
Federal	(4,700)	—	—
State	33	33	(64)
Foreign	5,486	(14,999)	15,615

Total income tax expense (benefit)	$1,697	$(63,072)	$(10,470)

Schedule of Components of Earnings (Loss) Before Income Taxes

The components of earnings (loss) before income taxes consisted of the following:

(In thousands)	2012	2011	2010
North America	$(129,310)	$(4,131)	$(114,231)
International	53,887	36,750	57,556

Total	$(75,423)	$32,619	$(56,675)

Schedule of Components Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities consisted of the following:

(In thousands)	December 29, 2012	December 31, 2011
U.S. and foreign net operating loss carryforwards	$366,927	$379,610
Deferred rent credit	95,220	101,679
Vacation pay and other accrued compensation	61,356	78,797
Accruals for facility closings	21,027	32,800
Inventory	14,406	13,562
Self-insurance accruals	19,374	20,640
Deferred revenue	6,613	5,893
State credit carryforwards, net of Federal benefit	8,278	13,643
Allowance for bad debts	2,727	2,911
Accrued rebates	121	7,978
Basis difference in fixed assets	39,762	—
Other items, net	64,230	46,713

Gross deferred tax assets	700,041	704,226
Valuation allowance	(583,172)	(621,719)

Deferred tax assets	116,869	82,507

Internal software	2,799	4,216
Basis difference in fixed assets	—	32,055
Deferred Subpart F income	10,791	10,791
Undistributed foreign earnings	72,345	—

Deferred tax liabilities	85,935	47,062

Net deferred tax assets	$30,934	$35,445

Deferred Tax Assets and Liabilities Classified in Balance Sheet

For financial reporting purposes, a jurisdictional netting process is applied to deferred tax assets and deferred tax liabilities, resulting in the balance sheet classification shown below.

(In thousands)	December 29, 2012	December 31, 2011
Deferred tax assets:
Included in Prepaid and other current assets	$36,725	$29,592
Deferred income taxes – noncurrent	33,421	47,791
Deferred tax liabilities:
Included in Accrued expenses and other current liabilities	4,711	12,558
Included in Deferred income taxes and other long-term liabilities	34,501	29,380

Net deferred tax asset	$30,934	$35,445

Summary of Valuation Allowances

(In millions)	Beginning Balance	Additions	Deductions	Ending Balance
Valuation allowances at:
December 29, 2012	$621.7	$—	$(38.5)	$583.2
December 31, 2011	$648.9	$—	$(27.2)	$621.7

Reconciliation of Income Taxes at the Federal Statutory Rate to the Provision (Benefit) for Income Taxes

The following is a reconciliation of income taxes at the Federal statutory rate to the provision (benefit) for income taxes:

(In thousands)	2012	2011	2010
Federal tax computed at the statutory rate	$(26,398)	$11,417	$(19,836)
State taxes, net of Federal benefit	709	1,417	1,434
Foreign income taxed at rates other than Federal	(14,889)	(22,290)	(15,926)
Increase (reduction) in valuation allowance	(8,662)	(7,927)	29,777
Non-deductible foreign interest	9,863	11,818	5,094
Change in uncertain tax positions	1,342	(77,085)	(32,283)
Tax expense from intercompany transactions	1,886	4,955	1,090
Subpart F income	—	10,101	—
Change in tax rate	1,816	1,529	—
Non-taxable return of purchase price	(22,361)	—	—
Outside basis difference of foreign joint venture	67,645	—	—
Tax accounting method change ruling	(15,548)	—	—
Disposition of foreign affiliates	223	—	(8,562)
Gain on intercompany sale	—	—	20,216
Other items, net	6,071	2,993	8,526

Income tax expense (benefit)	$1,697	$(63,072)	$(10,470)

Summary of Activity Related to Uncertain Tax Positions

The following table summarizes the activity related to uncertain tax positions:

(In thousands)	2012	2011	2010
Beginning balance	$6,527	$110,540	$141,125
Additions based on tax positions related to the current year	—	—	3,436
Additions for tax positions of prior years	2,907	471,081	24,936
Reductions for tax positions of prior years	(829)	(40,083)	(32,572)
Statute expirations	—	(60,131)	(17)
Settlements	(4,053)	(474,880)	(26,368)

Ending balance	$4,552	$6,527	$110,540